                            UNITED STATES
                 SECURITIES AND EXCHANGE COMMISSION
                       Washington, D.C.  20549

                              Form 13F

                         Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:   June 30, 1999
                                                 -------------

Check here if Amendment [   ]; Amendment Number:
                                                 -------------
         This Amendment [Check only one.]:      [   ]  is a restatement
                                                [   ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:         BVF Inc.
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Address:      227 West Monroe Street, Suite 4800
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              Chicago, Illinois  60606
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Form 13F File Number: 28-6800
                         ----

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Mark N. Lampert
          ---------------------------------------------------------
Title:       President
          ---------------------------------------------------------
Phone:       (312) 263-7777
          ---------------------------------------------------------

Signature, Place and Date of Signing:

  /s/ Mark N. Lampert    San Francisco, California               8/16/99
  -------------------    ---------------------------             ----------
   [Signature]               [City, State]                        [Date]

Report Type (Check only one):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]    13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s)).

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[  ]     13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


Report Summary:

Number of Other Included Managers:        1
                                         -----------------------------
Form 13F Information Table Entry Total:   34
                                         -----------------------------
Form 13F Information Table Value Total:   $144,443
                                         -----------------------------
                                                   (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


      No.               Form 13F File Number                Name

      1                 28-6770                             BVF Partners L.P.
     ---                   ----                             -----------------

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Page 3 of 6

                                  FORM  13F


                                                                                                  --------------------------
                                                                                                           (SEC USE ONLY)

                                 NAME OF REPORTING MANAGER:      BVF INC.
----------------------------------------------------------------------------------------------------------------------------
      COLUMN 1:        COLUMN 2: COLUMN 3: COLUMN         COLUMN 5:       COLUMN 6:  COLUMN 7:          COLUMN 8:
    NAME OF ISSUER     TITLE OF    CUSIP      4:                          INVESTMENT   OTHER        VOTING AUTHORITY
                         CLASS              VALUE                         DISCRETION MANAGERS
                                           (X$1000)
                                                    ----------------------                    ------------------------------
                                                      SHRS    SH/   PUT/                        SOLE      SHARED     NONE
                                                      PRN     PRN   CALL
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------

Advanced Magnetics Inc   Com     00753P103   3,808    909,235  Sh           Defined     1      909,235
----------------------------------------------------------------------------------------------------------------------------

Aquila Biopharm Inc      Com     03839F107     536    330,126  Sh           Defined     1      330,126
----------------------------------------------------------------------------------------------------------------------------

Autoimmune Inc           Com     052776101   3,232  1,360,800  Sh           Defined     1    1,360,800
----------------------------------------------------------------------------------------------------------------------------

Avant                    Com     053491106     622    292,766  Sh           Defined     1      292,766
Immunotherapeutics Inc
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Biochem Pharma Inc       Com     09058T108   1,921    102,430  Sh           Defined     1      102,430
----------------------------------------------------------------------------------------------------------------------------

Cadus Pharaceutical      Com     127639102     675    900,000  Sh           Defined     1      900,000
Corp
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Cambridge                Com     132426107   2,539  2,672,500  Sh           Defined     1    2,672,500
Nueroscience Inc
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Clinichem Dev Inc        Com     186906103   1,483    228,194  Sh           Defined     1      228,194
----------------------------------------------------------------------------------------------------------------------------

Cortech Inc              Com     22051J100   1,149    183,774  Sh           Defined     1      183,774
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Corvas Intl Inc          Com     221005101   8,783  2,927,743  Sh           Defined     1    2,927,743
----------------------------------------------------------------------------------------------------------------------------

Creative Biomolecules    Com     225270107     988    272,500  Sh           Defined     1      272,500
Inc.
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

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Page 4 of 6

                                  FORM  13F


                                                                                                           (SEC USE ONLY)

                                 NAME OF REPORTING MANAGER:      BVF INC.
----------------------------------------------------------------------------------------------------------------------------
      COLUMN 1:        COLUMN 2: COLUMN 3: COLUMN         COLUMN 5:       COLUMN 6:  COLUMN 7:          COLUMN 8:
    NAME OF ISSUER     TITLE OF    CUSIP      4:                          INVESTMENT   OTHER        VOTING AUTHORITY
                         CLASS              VALUE                         DISCRETION MANAGERS
                                           (X$1000)
                                                    ----------------------                    ------------------------------
                                                      SHRS    SH/   PUT/                        SOLE      SHARED     NONE
                                                      PRN     PRN   CALL
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Chiron Corporation       Com     170040109   1,073     51,700  Sh           Defined     1       51,700
----------------------------------------------------------------------------------------------------------------------------

Elan Pharmaceuticals     Com     284131208   1,543     55,600  Sh           Defined     1       55,600
----------------------------------------------------------------------------------------------------------------------------

Genome Therapeutics      Com     372430108   5,338  1,779,285  Sh           Defined     1    1,779,285
Corp
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Glaxo Wellcome PLC       Com     37733W105     283      5,000  Sh           Defined     1        5,000
Sponsored ADR
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Microcide                Com     595018102   8,596  1,821,600  Sh           Defined     1    1,821,600
Pharmaceuticals Inc
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Molecular Biosystems     Com     608513107     255    104,700  Sh           Defined     1      104,700
Inc
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Neurogen Corp            Com     64124E106  26,164  1,789,006  Sh           Defined     1    1,789,006
----------------------------------------------------------------------------------------------------------------------------

NPS Pharmaceuticals      Com     62936P103   9,047  1,365,600  Sh           Defined     1    1,365,600
Inc
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OSI Pharmaceuticals      Com     671040103   9,481  2,230,790  Sh           Defined     1    2,230,790
Inc
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Progenics                Com     743187106  10,147    731,330  Sh           Defined     1      731,330
Pharmaceuticals Inc
----------------------------------------------------------------------------------------------------------------------------

Protein Polymer          Com     743697104     204    652,000  Sh           Defined     1      652,000
Technologies
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Repligen Corp            Com     759916109   3,179  1,105,900  Sh           Defined     1    1,105,900
----------------------------------------------------------------------------------------------------------------------------

Sibia Neurosciences      Com     825732100   4,826  1,043,400  Sh           Defined     1    1,043,400
Inc
----------------------------------------------------------------------------------------------------------------------------


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Page 5 of 6

                                  FORM  13F


                                                                                                           (SEC USE ONLY)

                                 NAME OF REPORTING MANAGER:      BVF INC.
----------------------------------------------------------------------------------------------------------------------------
      COLUMN 1:        COLUMN 2: COLUMN 3: COLUMN         COLUMN 5:       COLUMN 6:  COLUMN 7:          COLUMN 8:
    NAME OF ISSUER     TITLE OF    CUSIP      4:                          INVESTMENT   OTHER        VOTING AUTHORITY
                         CLASS              VALUE                         DISCRETION MANAGERS
                                           (X$1000)
                                                    ----------------------                    ------------------------------
                                                      SHRS    SH/   PUT/                        SOLE      SHARED     NONE
                                                      PRN     PRN   CALL
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Synaptic                 Com     87156R109   6,257  1,317,317  Sh           Defined     1    1,317,317
Pharmaceutical Corp
----------------------------------------------------------------------------------------------------------------------------

Titan Pharmaceuticals    Com     888314101   4,949  1,002,273  Sh           Defined     1    1,002,273
Inc Del
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Amgen Inc                Com     031162100     852     14,000  Sh    Put    Defined     1       14,000
----------------------------------------------------------------------------------------------------------------------------

Biogen Inc.              Com     090597105   3,537     55,000  Sh    Put    Defined     1       55,000
----------------------------------------------------------------------------------------------------------------------------

Centocor Inc             Com     152342101     606     13,000  Sh    Put    Defined     1       13,000
----------------------------------------------------------------------------------------------------------------------------

Chiron Corp              Com     170040109   2,075    100,000  Sh     Put   Defined     1      100,000
----------------------------------------------------------------------------------------------------------------------------

Glaxo Wellcome PLC       Com     37733W105   6,116    108,000  Sh     Put   Defined     1      108,000
----------------------------------------------------------------------------------------------------------------------------

Johnson & Johnson        Com     478160104   4,900     50,000  Sh     Put   Defined     1       50,000
----------------------------------------------------------------------------------------------------------------------------

Merck & Co Inc           Com     589331107   7,363    100,000  Sh     Put   Defined     1      100,000
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Smithkline Beecham PLC   Com     832378301   1,916     29,000  Sh     Put   Defined     1       29,000
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

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Page 6 of 6

                                  FORM  13F

                                                                                                           (SEC USE ONLY)

                                 NAME OF REPORTING MANAGER:      BVF INC.
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      COLUMN 1:        COLUMN 2: COLUMN 3: COLUMN         COLUMN 5:       COLUMN 6:  COLUMN 7:          COLUMN 8:
    NAME OF ISSUER     TITLE OF    CUSIP      4:                          INVESTMENT   OTHER        VOTING AUTHORITY
                         CLASS              VALUE                         DISCRETION MANAGERS
                                           (X$1000)
                                                    ----------------------                    ------------------------------
                                                      SHRS    SH/   PUT/                        SOLE      SHARED     NONE
                                                      PRN     PRN   CALL
----------------------------------------------------------------------------------------------------------------------------